Depreciation and amortization expense (Detail) (USD $)	2 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Jan. 31, 2014	Jan. 31, 2013
Depreciation Line Items [Line Items]
Depreciation and amortization expense	$ 5,765	$ 4,506	$ 194,060	$ 6,281	$ 399,240	$ 19,164	$ 31,361	$ 20,918